Long-Term Debt - Additional Information - Revolvers and Term Loans (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) loan credit_facility vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total principal	$ 612,877,000	$ 741,992,000
Long-term Debt	$ 608,960,000	735,406,000
Secured Debt Two | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt Instrument, Term	6 months
Maintain the greater of free cash liquidity	$ 100,000,000
Minimum liquidity as a percentage of debt	7.50%
Term Loans
Debt Instrument [Line Items]
Total principal	$ 248,947,000	323,995,000
Remaining Secured Debt
Debt Instrument [Line Items]
Debt Instrument, Face Amount	150,400,000	166,400,000.0
Remaining Secured Debt | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity	$ 50,000,000
Minimum liquidity as a percentage of debt	5.00%
Term Loan Due 2021 | Term Loans
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	3
Total principal	$ 249,000,000	$ 324,000,000
Debt instrument, interest rate, stated percentage	5.40%	5.40%
Maturing in May 2021 | Term Loans
Debt Instrument [Line Items]
Number Of Debt Instruments | loan	2
Revolver 2017
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 270,000,000.00
Long-term Debt	$ 71,200,000	$ 125,300,000
Collateral, number of vessels | vessel	5
Debt Instrument, Collateral Amount	$ 140,000,000	$ 192,600,000
Debt Covenant Minimum Hull Coverage Ratio	125.00%
Actual Hull Coverage Ratio	243.00%	163.00%
Revolver 2017 | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Minimum liquidity covenant requirement	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
2016 Debt Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 391,200,000.0	$ 450,300,000.0		$ 894,400,000.0
Collateral, number of vessels | vessel	29
Debt Instrument, Collateral Amount	$ 930,900,000	$ 972,500,000
Debt Covenant Minimum Hull Coverage Ratio	125.00%
Actual Hull Coverage Ratio	192.00%	137.00%
2016 Debt Facility | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Minimum liquidity covenant requirement	$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement	5.00%
Remaining Secured Debt | Term Loans
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	2
Collateral, number of vessels | vessel	6
Term Loan Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 98,500,000.0
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.30%
Minimum [Member] | Revolver 2017 | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt Instrument, Term	6 months
Minimum [Member] | 2016 Debt Facility | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt Instrument, Term	6 months
Maximum
Debt Instrument [Line Items]
Percentage of margin	3.50%
London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member] | Term Loans
Debt Instrument [Line Items]
Percentage of margin	0.30%	0.30%
London Interbank Offered Rate (LIBOR) [Member] | Maximum | Term Loans
Debt Instrument [Line Items]
Percentage of margin	2.00%	2.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	$ 363,930,000	$ 417,997,000
Revolving Credit Facility [Member] | Revolving Credit Facilities Due through 2022 [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | credit_facility	2
Line of Credit Facility, Maximum Borrowing Capacity	$ 382,300,000.0	429,800,000.0
Line of Credit Facility, Remaining Borrowing Capacity	18,400,000	$ 11,800,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Remaining Fiscal Year	3,000,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Year Two	12,100,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Year Three	304,800,000
Long-term Debt, Maturities, Revolving Credit Facility, Decrease in Amount Available Year Four	62,400,000
Revolving Credit Facility [Member] | 2016 Debt Facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 292,700,000.0
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	2.00%	2.00%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Debt Instrument [Line Items]
Percentage of margin	2.75%	2.75%
Remaining Secured Debt | Minimum [Member] | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt Instrument, Term	6 months